Summary of Significant Accounting Policies - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Operating revenue	$ 310,046	$ 298,595	$ 294,112
Time Charters [Member]
Operating revenue
Operating revenue	168,500	144,521
Voyage Charters [Member]
Operating revenue
Operating revenue	$ 141,546	$ 154,074